Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income taxes	[1]	₩ 932,085	₩ 2,470,416	₩ 692,870
Deferred income tax due to temporary differences		(407,958)	(153,919)	(481,303)
Items recorded directly in equity		(62,593)	(102,670)	12,705
Income tax expense		₩ 461,534	₩ 2,213,827	₩ 224,272

[1]	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.